UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2008
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                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

                               BARON SELECT FUNDS
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Patrick M. Patalino, Esq.
                             c/o Baron Select Funds
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  December 31, 2007
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the
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      Potential  persons  who  are  to  respond  to the  collection  of
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      unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1.  Baron Select Funds Annual Report for the period ended
         December 31, 2007.

                      |
                      |
BARON PARTNERS FUND   |    BARON FUNDS (r)
-------------------------------------------------------------------------------
                      |
                      |
December 31, 2007     |    ANNUAL FINANCIAL REPORT
-------------------------------------------------------------------------------

DEAR BARON PARTNERS FUND SHAREHOLDER:

In this report you will find the audited financial statements for Baron Partners Fund for the year ended December 31, 2007. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,


/s/ Ronald Baron                       /s/ Linda S. Martinson                 /s/ Peggy Wong
    Ronald Baron                           Linda S. Martinson                     Peggy Wong
    Chief Executive Officer and Chief      President and Chief Operating Officer  Treasurer and Chief
    Investment Officer                     February 26, 2008                      Financial Officer
    February 26, 2008                                                             February 26, 2008

--------
This Annual Financial Report is for the Baron Select Funds which currently has one series: Baron Partners Fund. If you are interested in the Baron Investment Funds Trust which contains the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund series, please visit the Funds' website www.BaronFunds.com or contact us at 1-800-99 BARON.

A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99 BARON and on the SEC's website at www.sec.gov. The Fund's most current proxy voting record, Form N-PX, is also available on the Fund's website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Fund's Form N-Q may also be obtained upon request by contacting Baron Funds at 1-800-992-2766. Schedule of Portfolio Holdings current to the most recent quarter is also available at www.BaronFunds.com.

Some of the comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Fund only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Partners Fund, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Partners Fund unless accompanied or preceded by the Fund's current prospectus.
                                                                 [Registered
                                                                  Castle Logo]
                                                                      BARON
                                                                     FUNDS(R)

BARON PARTNERS FUND


               -------------------------------------------------
                     BARON PARTNERS FUND
                     Ticker Symbol: BPTRX
               -------------------------------------------------
                     Performance                          2
                     Top 10 Holdings                      3
                     Top 10 Industries                    3
                     Management's Discussion of
                     Fund Performance                     3
               -------------------------------------------------
                     FUND EXPENSES                        4
               -------------------------------------------------
                     FINANCIAL STATEMENTS
               -------------------------------------------------
                     Statement of Net Assets              5
                     Statement of Assets and
                     Liabilities                          7
                     Statement of Operations              7
                     Statements of Changes in Net
                     Assets                               8
                     Statement of Cash Flows              8
                     Notes to Financial Statements        9
               -------------------------------------------------
                     FINANCIAL HIGHLIGHTS                13
               -------------------------------------------------
                     REPORT OF INDEPENDENT
                     REGISTERED PUBLIC ACCOUNTING
                     FIRM                                14
               -------------------------------------------------
                     UNAUDITED TAX INFORMATION           15
               -------------------------------------------------
                     MANAGEMENT OF THE FUND              15
               -------------------------------------------------

                                  [Registered
                                  Castle Logo]
                                      BARON
                                    FUNDS(R)


                                 1.800.99 BARON
                               www.BaronFunds.com
                           (C)2007 All Rights Reserved

            COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
           IN BARON PARTNERS FUND IN RELATION TO THE S&P 500 aND THE
                              RUSSELL 2000 INDEXES

                                  [line graph]
                                    1,2,3              1               1
            Date                BPF             S&P500           R2000
         ----------          --------          -------          ------
         01/31/1992            10,000           10,000          10,000
         12/31/1992            11,963           10,954          10,953
         12/31/1993            16,210           12,056          13,021
         12/31/1994            16,895           12,213          12,784
         12/31/1995            24,612           16,798          16,421
         12/31/1996            29,452           20,656          19,130
         12/31/1997            47,671           27,544          23,408
         12/31/1998            53,059           35,410          22,812
         12/31/1999            64,247           42,852          27,661
         12/31/2000            67,123           38,940          26,825
         12/31/2001            56,347           34,300          27,492
         12/31/2002            45,982           26,718          21,861
         12/31/2003            61,963           34,375          32,191
         12/31/2004            88,203           38,099          38,091
         12/31/2005           100,873           39,958          39,825
         12/31/2006           122,607           46,271          47,140
         12/31/2007           136,510           48,808          46,402




Annualized for the periods ended December 31, 2007

                                                                        Since Inception
                           One Year  Three Years Five Years Ten Years (January 31, 1992)
-----------------------------------------------------------------------------------------
                    1,2,3
Baron Partners Fund          11.34%       15.67%     24.31%    11.09%             17.85%
        1
S&P 500                       5.48%        8.61%     12.81%     5.89%             10.47%
             1
Russell 2000                 (1.57%)       6.80%     16.25%     7.08%             10.12%

---------------------------
1
     The S&P 500 and the Russell 2000 are unmanaged indexes. The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. The Russell 2000 measures the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization. The S&P 500, the Russell 2000, and the Fund are with dividends, the inclusion of which positively impacts their performance results.
2
     Since inception, January 31, 1992, Baron Partners Fund's predecessor was a limited investment partnership, which imposed different advisory fees, operating expenses, and no dividend or capital gain distributions. The restated performance information reflects the imposition of the same advisory fees and expenses that would have been applied historically if the Fund had had its current structure since inception in accordance with SEC guidelines. The performance data include the predecessor partnership's performance for the periods before the Fund's registration statement became effective on April 30, 2003. The predecessor partnership was not registered under the 1940 Act. Hence it wasn't subject to certain investment restrictions imposed by the 1940 Act and by the Internal Revenue Code of 1986, which if applicable, might have adversely affected the performance of the Fund.
3
     Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

December 31, 2007                                          BARON PARTNERS FUND
-------------------------------------------------------------------------------


                     TOP 10 HOLDINGS AS OF DECEMBER 31, 2007

                    ----------------------------------------
                                                  PERCENTAGE
                                                     OF LONG
                                                   POSITIONS
                    ----------------------------------------
                    Wynn Resorts, Ltd.                  5.3%
                    ----------------------------------------
                    CME Group, Inc., Cl A               4.8%
                    ----------------------------------------
                    Whole Foods Market, Inc.            4.3%
                    ----------------------------------------
                    Iron Mountain, Inc.                 3.6%
                    ----------------------------------------
                    Charles Schwab Corp.                3.3%
                    ----------------------------------------
                    Polo Ralph Lauren Corp., Cl A       3.0%
                    ----------------------------------------
                    Fastenal Co.                        3.0%
                    ----------------------------------------
                    Helmerich & Payne, Inc.             2.9%
                    ----------------------------------------
                    Edwards Lifesciences Corp.          2.8%
                    ----------------------------------------
                    Penn National Gaming, Inc.          2.8%
                    ----------------------------------------
                                                       35.8%
                    ----------------------------------------


                   TOP 10 INDUSTRIES AS OF DECEMBER 31, 2007
                      (AS A PERCENTAGE OF LONG POSITIONS)

                                   [PIE CHART}

Recreation and Resorts                                                14.2%
Financial Services - Brokerage & Exchanges                            12.1%
Business Services                                                     11.1%
Financial Services - Asset Management                                  7.8%
Retail - Specialty Stores                                              7.3%
Healthcare Products                                                    6.9%
Real Estate - REITs                                                    6.5%
Distribution                                                           5.3%
Retail - Consumer Staples                                              4.3%
Apparel                                                                3.4%
Other                                                                 21.1%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Baron Partners Fund performed well for the year ended December 31, 2007, gaining 11.34%. These results compared favorably with the return of the indexes against which the Fund is compared. The S&P 500 gained 5.48% and the Russell 2000 was down 1.57% for the year ended December 31, 2007. The Fund has performed well since it converted into an open-end mutual fund on April 30, 2003. In the period since the Fund's conversion on April 30, 2003 through December 31, 2007, the Fund gained an annualized 26.45% versus an annualized 12.64% for the S&P 500 and an annualized 16.38% for the Russell 2000. Since its inception in January 1992*, the Fund also has significantly outperformed both the S&P 500 and the Russell 2000. Since its inception on January 31, 1992 to December 31, 2007, the Fund gained an annualized 17.85% compared to an annualized 10.47% for the S&P 500 and an annualized 10.12% for the Russell 2000.

The Fund utilizes value purchase disciplines when investing in companies, regardless of market capitalization, that we believe have significant long-term growth opportunities. We believe that our independent research will identify investment opportunities that are attractively priced relative to their future prospects. The Fund is unique when compared to other Baron Funds with its concentrated portfolio and its ability to leverage and sell short.

The Fund's performance was positive in the first three quarters, up 2.87%, 3.71% and 11.31%, respectively, but was down 6.24% in the fourth quarter. The performance of the S&P 500 and the Russell 2000 was weaker than the Fund in the first and third quarters and stronger in the second and fourth quarters. Below we discuss the most positive and negative contributors to the Fund's performance during the past year.

The Fund's best-performing industry was Recreation & Resorts, due mostly to Wynn Resorts. Throughout the year, the market remained concerned about the impact of increased gaming capacity in the Macau market, which we believe did not prove to have a serious impact on Wynn's operations, as the company maintained its market share and generated good results. As a result of its strong free cash flow generation, the company was able to return cash to shareholders in the form of a $6 per share distribution and to introduce a $1.2 billion stock buyback program. The Fund's performance was also strong in Financial Services (Brokerage & Exchanges) and Energy industries.

The Fund was most negatively impacted by its holdings in the Real Estate (REITs) industry, which performed poorly in 2007 due to concerns about the potential for financial service-related layoffs from the credit market crisis and a corresponding decrease in tenant demand, increase in supply, and slowdown in earnings. The Fund was also negatively impacted by Real Estate (Home Building) and the Apparel industries.

In 2008, the Fund expects to continue to establish positions in securities that, in our opinion, have favorable price-to-value characteristics based on our assessment of prospects for future growth and profitability. The Fund may establish short positions in securities that we believe have limited growth prospects, are poorly managed, have a highly leveraged balance sheet, or are over-priced.

---------------------------
*Please see Footnote 2 on Page 2.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on July 1, 2007 and held for the six months ended December 31, 2007.

ACTUAL EXPENSES

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

                                                                        1
BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED DECEMBER 31, 2007

-----------------------------------------------------------------------------------
                    Actual   Beginning        Ending       Annualized   Expenses
                    Total  Account Value   Account Value    Expense   Paid During
                                                                  3              2
                    Return July 1, 2007  December 31, 2007  Ratio     the Period
-----------------------------------------------------------------------------------
Baron Partners Fund 4.37%   $  1,000.00     $  1,043.67      2.13%      $  10.97

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED DECEMBER 31, 2007

-----------------------------------------------------------------------------------------
                    Hypothetical   Beginning        Ending       Annualized   Expenses
                     Annualized  Account Value   Account Value    Expense   Paid During
                                                                        3              2
                    Total Return July 1, 2007  December 31, 2007  Ratio     the Period
-----------------------------------------------------------------------------------------
Baron Partners Fund    5.00%      $  1,000.00     $  1,014.47      2.13%      $  10.82

---------------------------
1
     Assumes reinvestment of all dividends and capital gain distributions, if any.

2
     Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

3
     Annualized expense ratio for the six months ended December 31, 2007, includes 1.32% for net operating expenses and 0.81% for interest expense.

December 31, 2007                                          BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
 December 31, 2007

    Shares                                                Cost        Value
---------- ------------------------------------------ ------------ ------------
Common Stocks (112.47%)
-------------------------------------------------------------------------------
           Advertising Services (1.28%)
 1,100,000 JC Decaux SA/2/                            $ 34,371,664 $ 43,262,067

           Apparel (4.00%)
 1,941,500 Polo Ralph Lauren Corp., Cl A               136,420,279  119,965,285
   350,000 Under Armour, Inc., Cl A/1/                  18,045,780   15,284,500
                                                      ------------ ------------
                                                       154,466,059  135,249,785

           Business Services (12.93%)
 1,475,000 ChoicePoint, Inc./1,4/                       47,214,258   53,719,500
 1,525,000 Ecolab, Inc.                                 66,660,311   78,095,250
 1,500,000 FactSet Research Systems, Inc.               90,970,219   83,550,000
 3,825,000 Iron Mountain, Inc./1/                       78,153,277  141,601,500
20,000,000 Li & Fung, Ltd./2/                           64,389,502   80,667,900
                                                      ------------ ------------
                                                       347,387,567  437,634,150

           Distribution (6.18%)
 2,925,000 Fastenal Co.                                114,442,097  118,228,500
 2,250,000 MSC Industrial Direct Co., Inc., Cl A       112,163,527   91,057,500
                                                      ------------ ------------
                                                       226,605,624  209,286,000

           Education (0.81%)
   160,000 Strayer Education, Inc.                      16,954,684   27,292,800

           Energy (3.37%)
 2,850,000 Helmerich & Payne, Inc.                      78,106,384  114,199,500

           Financial Services -- Asset
            Management (7.28%)
 1,225,000 AllianceBernstein Holding L.P.               60,951,124   92,181,250
   750,000 Apollo Global Management LLC, Cl A
            144A                                        18,000,000   16,312,500
   675,000 Brookfield Asset Management, Inc., Cl A/2/   24,227,278   24,077,250
 1,900,000 Eaton Vance Corp.                            64,911,500   86,279,000
   775,000 Onex Corp./2/                                31,313,955   27,475,809
                                                      ------------ ------------
                                                       199,403,857  246,325,809

           Financial Services -- Brokerage &
            Exchanges (14.00%)
 2,410,000 Bolsa de Mercadorias e Futuros, 144A/2/      28,969,641   33,848,313
 1,250,000 Bovespa Holding SA, 144A/2/                  18,197,551   24,087,077
 5,125,000 Charles Schwab Corp.                         54,106,123  130,943,750
   275,000 CME Group, Inc., Cl A                        97,971,811  188,650,000
 4,175,000 Jefferies Group, Inc.                       100,297,293   96,233,750
                                                      ------------ ------------
                                                       299,542,419  473,762,890

           Financial Services -- Insurance (2.39%)
 1,150,000 Arch Capital Group, Ltd./1,2/                56,427,504   80,902,500

           Financial Services --
            Miscellaneous (0.29%)
   300,000 Redecard SA, GDR 144A/2/                     10,941,185    9,707,880

           Gaming Services (1.72%)
 1,750,000 Scientific Games Corp., Cl A/1/              55,462,554   58,187,500

           Healthcare Facilities (3.14%)
 1,075,000 Brookdale Senior Living, Inc.                42,664,534   30,540,750
 2,050,000 Community Health Systems, Inc./1/            62,944,733   75,563,000
                                                      ------------ ------------
                                                       105,609,267  106,103,750

           Healthcare Products (8.07%)
 2,400,000 Edwards Lifesciences Corp./1/               117,202,143  110,376,000
   325,000 Millipore Corp./1/                           26,149,719   23,783,500
 2,000,000 Varian Medical Systems, Inc./1/              93,669,119  104,320,000
   525,000 Zimmer Holdings, Inc./1/                     32,454,556   34,728,750
                                                      ------------ ------------
                                                       269,475,537  273,208,250

           Healthcare Services (2.27%)
 3,375,266 HLTH Corp./1/                                50,376,250   45,228,565
   600,000 Quest Diagnostics, Inc.                      31,375,595   31,740,000
                                                      ------------ ------------
                                                        81,751,845   76,968,565

    Shares                                                Cost          Value
---------- ----------------------------------------- -------------- --------------
Common Stocks (continued)
----------------------------------------------------------------------------------
           Hotels and Lodging (0.46%)
   350,000 Starwood Hotels & Resorts
            Worldwide, Inc.                          $   17,296,263 $   15,410,500

           Infrastructure (1.39%)
 1,650,000 AECOM Technology Corp./1/                     46,598,089     47,140,500

           Real Estate (1.03%)
   550,000 CoStar Group, Inc./1/                         21,612,360     25,987,500
   200,000 Forest City Enterprises, Inc., Cl A           11,198,036      8,888,000
                                                     -------------- --------------
                                                         32,810,396     34,875,500

           Real Estate -- REITs (7.55%)
   180,000 Alexandria Real Estate Equities, Inc.         18,369,633     18,300,600
   249,000 AvalonBay Communities, Inc.                   26,487,851     23,440,860
   400,000 Boston Properties, Inc.                       30,599,776     36,724,000
 1,600,000 Douglas Emmett, Inc.                          38,584,184     36,176,000
   500,000 General Growth Properties, Inc.               15,944,815     20,590,000
   650,000 Kimco Realty Corp.                            17,252,863     23,660,000
   485,000 ProLogis                                      33,350,958     30,739,300
   365,000 SL Green Realty Corp.                         48,554,542     34,112,900
   360,000 Vornado Realty Trust                          36,833,906     31,662,000
                                                     -------------- --------------
                                                        265,978,528    255,405,660

           Recreation and Resorts (14.51%)
 2,875,000 Boyd Gaming Corp.                            117,749,005     97,951,250
   730,800 Las Vegas Sands Corp./1/                      28,188,345     75,308,940
 1,850,000 Penn National Gaming, Inc./1/                 65,790,607    110,167,500
 1,850,000 Wynn Resorts, Ltd.                            68,583,257    207,440,500
                                                     -------------- --------------
                                                        280,311,214    490,868,190

           Retail -- Consumer Staples (4.94%)
 4,100,000 Whole Foods Market, Inc.                     186,164,776    167,280,000

           Retail -- Specialty Stores (8.52%)
   400,000 Blue Nile, Inc./1/                            10,471,387     27,224,000
 3,700,000 CarMax, Inc./1/                               76,405,977     73,075,000
   775,000 Coach, Inc./1/                                33,614,904     23,699,500
 2,200,000 Dick's Sporting Goods, Inc./1/                35,011,481     61,072,000
 1,000,000 J. Crew Group, Inc./1/                        39,549,809     48,210,000
 1,600,000 Penske Automotive Group, Inc.                 33,053,086     27,936,000
 1,000,000 Urban Outfitters, Inc./1/                     22,400,361     27,260,000
                                                     -------------- --------------
                                                        250,507,005    288,476,500

           Transportation (3.84%)
   880,000 C. H. Robinson Worldwide, Inc.                24,227,605     47,625,600
 1,400,000 Expeditors International of
            Washington, Inc.                             47,170,839     62,552,000
   500,000 Ryanair Holdings plc, ADR/1,2/                19,741,029     19,720,000
                                                     -------------- --------------
                                                         91,139,473    129,897,600

           Utility Services (2.50%)
 1,500,000 ITC Holdings Corp.                            47,510,701     84,630,000
                                                     -------------- --------------
Total Common Stocks                                   3,154,822,595  3,806,075,896
                                                     -------------- --------------
----------------------------------------------------------------------------------
Private Equity Investments (3.72%)
----------------------------------------------------------------------------------

           Financial Services -- Asset
            Management (1.78%)
 6,014,997 Windy City Investments Holdings
            LLC/1,3/ (formerly Nuveen
            Investments, Inc., Cl A)                     38,319,447     60,149,965

           Recreation and Resorts (1.94%)
 1,250,000 Fontainebleau Resorts, LLC/1,3/               15,000,000     15,000,000
 3,900,000 Kerzner Intl. Holdings, Ltd., Cl A/1,2,3/     39,000,000     50,700,000
                                                     -------------- --------------
                                                         54,000,000     65,700,000
                                                     -------------- --------------
Total Private Equity Investments                         92,319,447    125,849,965
                                                     -------------- --------------

See Notes to Financial Statements.                                             5

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Continued)
--------------------------------------------------------------------------------
 December 31, 2007

    Principal
    Amount                                          Cost           Value
    ----------  ------------------------------ -------------- --------------

    Short Term Investments (0.05%)
    -------------------------------------------------------------------------

                Short Term Money Market
                 Instruments
    $1,781,167  State Street Eurodollar Time
                 Deposit, 2.10% due 01/02/2008 $    1,781,167 $    1,781,167
                                               -------------- --------------
    Total Investments (116.24%)                $3,248,923,209  3,933,707,028
                                               ==============
    Liabilities Less Cash and Other Assets
     (-16.24%)                                                  (549,633,299)
                                                              --------------
    Net Assets (Equivalent to $23.76 per share
     based on 142,436,697 shares outstanding)                 $3,384,073,729
                                                              ==============

---------------------------
%    Represents percentage of net assets.
/1/  Non-income producing securities.
/2/  Foreign domiciled corporation.
/3/  See Note 8 regarding Restricted and Fair Valued Securities.
/4/ Represents securities or a portion thereof, in segregated custodian account. See Note 9.
/ADR/ American Depositary Receipt.
/GDR/ Global Depositary Receipt.
/144A/ Security is exempt from  registration  under Rule 144A of the  Securities
     Act of 1933.  This security may be resold in  transactions  that are exempt
     from  registration,   normally  to  qualified  institutional  buyers.  This
     security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

6                                             See Notes to Financial Statements.

December 31, 2007                                          BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 2007
--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (Cost $3,248,923,209)                         $3,933,707,028
  Cash                                                                                         157
  Receivable for shares sold                                                             9,990,006
  Receivable for securities sold                                                         7,992,385
  Dividends and interest receivable                                                      5,424,088
  Prepaid expenses                                                                          27,031
                                                                                    --------------
                                                                                     3,957,140,695
                                                                                    --------------
Liabilities:
  Payable for borrowings against line of credit                                        524,000,000
  Payable for securities purchased                                                      41,833,866
  Payable for shares redeemed                                                            4,510,736
  Accrued expenses and other payables                                                    2,722,364
                                                                                    --------------
                                                                                       573,066,966
                                                                                    --------------
Net Assets                                                                          $3,384,073,729
                                                                                    ==============
Net Assets consist of:
  Capital paid-in                                                                   $2,606,843,312
  Accumulated net investment loss                                                          (31,686)
  Undistributed net realized gain on investments and foreign currency transactions      92,478,284
  Net unrealized appreciation of investments                                           684,783,819
                                                                                    --------------
Net Assets                                                                          $3,384,073,729
                                                                                    ==============
Shares Outstanding ($.01 par value; indefinite shares authorized)                      142,436,697
                                                                                    ==============
Net Asset Value Per Share                                                           $        23.76
                                                                                    ==============

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

     Investment income:
       Income:
         Interest                                            $  1,047,298
         Dividends                                             31,046,931
         Taxes withheld on dividends                              (88,200)
                                                             ------------
         Total income                                          32,006,029
                                                             ------------
       Expenses:
         Investment advisory fee                               31,462,073
         Distribution fees                                      7,865,518
         Reports to shareholders                                  838,318
         Shareholder servicing agent fees and expenses            496,551
         Professional fees                                        139,040
         Custodian fees                                           118,005
         Trustee fees and expenses                                111,765
         Registration and filing fees                              78,423
         Insurance expense                                         37,436
         Administration fees                                       11,300
         Line of credit fees                                       11,897
         Miscellaneous expenses                                    26,957
                                                             ------------
       Total operating expenses                                41,197,283
       Interest expense                                        18,091,716
                                                             ------------
       Total expenses                                          59,288,999
       Expense offsets                                            (83,186)
                                                             ------------
       Net expenses                                            59,205,813
                                                             ------------
       Net investment loss                                    (27,199,784)
                                                             ------------
     Realized and unrealized gains (losses) on investments:
       Net realized gains (losses) on:
         Investments                                          267,828,229
         Foreign currency transactions                           (214,296)
       Net change in unrealized appreciation of investments    54,609,395
                                                             ------------
     Net gain on investments                                  322,223,328
                                                             ------------
     Net increase in net assets resulting from operations    $295,023,544
                                                             ============

See Notes to Financial Statements.                                             7

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Year Ended December 31
--------------------------------------------------------------------------------

                                                                           2007            2006
                                                                      --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
  Net investment loss                                                 $  (27,199,784) $  (14,208,767)
  Net realized gain on investments and foreign currency transactions     267,613,933      15,386,260
  Net change in unrealized appreciation                                   54,609,395     350,628,398
                                                                      --------------  --------------
  Increase in net assets resulting from operations                       295,023,544     351,805,891
                                                                      --------------  --------------
Distributions to shareholders from:
  Net realized gain on investments                                      (151,406,674)     (6,212,696)
                                                                      --------------  --------------
  Decrease in net assets from distributions to shareholders             (151,406,674)     (6,212,696)
                                                                      --------------  --------------
Capital share transactions:
  Proceeds from the sale of shares                                     1,522,908,883   1,129,088,771
  Net asset value of shares issued in reinvestment of dividends          143,306,344       5,867,920
  Cost of shares redeemed                                               (828,827,683)   (480,519,337)
                                                                      --------------  --------------
  Increase in net assets from capital share transactions                 837,387,544     654,437,354
                                                                      --------------  --------------
  Net increase in net assets                                             981,004,414   1,000,030,549
                                                                      --------------  --------------
Net Assets:
  Beginning of year                                                    2,403,069,315   1,403,038,766
                                                                      --------------  --------------
  End of year                                                         $3,384,073,729  $2,403,069,315
                                                                      ==============  ==============
Accumulated net investment loss at end of year                        $      (31,686) $           --
                                                                      ==============  ==============
Shares:
  Shares sold                                                             63,184,444      55,234,988
  Shares issued in reinvestment of dividends                               6,019,349         262,312
  Shares redeemed                                                        (34,316,511)    (24,056,794)
                                                                      --------------  --------------
Net increase                                                              34,887,282      31,440,506
                                                                      ==============  ==============

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------
 For the Year Ended December 31
--------------------------------------------------------------------------------


                                                                           2007
                                                                     ---------------
Cash provided (used) by financing activities:
  Sales of capital shares                                            $ 1,525,097,297
  Cash distributions paid                                                 (8,100,330)
  Repurchase of capital shares                                          (825,402,677)
                                                                     ---------------
  Cash provided by capital share transactions                            691,594,290
                                                                     ---------------
  Increase in payable for borrowings against line of credit              524,000,000
                                                                     ---------------
                                                                       1,215,594,290
                                                                     ---------------
Cash provided (used) by operations:
  Purchases of portfolio securities                                   (2,323,615,493)
  Proceeds from sales of portfolio securities                          1,135,068,364
  Other decreases                                                             (3,828)
                                                                     ---------------
                                                                      (1,188,550,957)
                                                                     ---------------
  Net investment loss                                                    (27,199,784)
  Net change in receivables/payables related to operations                    43,276
                                                                     ---------------
                                                                      (1,215,707,465)
                                                                     ---------------
  Net decrease in cash and cash equivalents                                 (113,175)
                                                                     ---------------
  Cash and cash equivalents beginning of year                                113,332
                                                                     ---------------
  Cash and cash equivalents end of year                              $           157
                                                                     ===============
  Supplemental cash flow information:
    Interest paid                                                    $    15,765,662
                                                                     ===============
  Non-cash financing activities:
    Net asset value of shares issued in reinvestment of dividends    $   143,306,344
                                                                     ===============



8                                             See Notes to Financial Statements.

December 31, 2007                                          BARON PARTNERS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION.

Baron Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. Baron Partners Fund (the "Fund") is a separate non-diversified series of the Trust. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. The Fund's investment objective is to seek capital appreciation.

The Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware (the "Partnership"). Effective as of the close of business on April 30, 2003, the Partnership was reorganized into a Delaware statutory trust. The Fund commenced operations with an initial tax-free contribution of assets and liabilities, including securities-in-kind from the Partnership.

2. SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Securities traded in foreign markets are valued based on the last sale price reported by local foreign markets and translated into U.S. dollars using the price of such foreign currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures approved by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and certain Trustees. Factors the committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

b) Foreign Currency Translations. Values of investments denominated in foreign currencies are translated into U.S. dollars using the prices of such foreign currencies at the time net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gains (losses) between the accrual and payment dates on dividends and foreign withholding taxes. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

c) Securities Transactions, Investment Income and Expense Offsets. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income/expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis which includes the accretion of discounts and amortization of premiums. Distributions received from certain investments held by the Fund may be comprised of dividends, realized gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Fund's expenses were reduced by expense offsets from an unaffiliated transfer agent. The Fund earned cash management credits which were used to reduce Shareholder servicing agent fees and expenses. These offsets are included in Expense offsets on the Statement of Operations.

d) Repurchase Agreements. The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

e) Federal Income Taxes. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

f) Restricted Securities. The Fund invests in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser using procedures approved by the Board of Trustees.

g) Distributions. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and wash sale losses deferred.

h) Use of Estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

i) Commitments and Contingencies. In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Fund under these agreements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

j) Cash and Cash Equivalents. The Fund considers all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

k) New Accounting Pronouncements. In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006 and applies to all open tax years as of the date of effectiveness. Management has evaluated the adoption of FIN 48 and determined that there is no impact on the Fund's financial statements.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"). SFAS 157, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework and expands disclosures about the use of fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. SFAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact, if any, of applying the various provisions of SFAS 157.

3. PURCHASES AND SALES OF SECURITIES.

For the year ended December 31, 2007, purchases and sales of securities, other than short term securities, aggregated $2,423,150,911 and $1,129,736,308, respectively.

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

a) Investment Advisory Fees. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the expense ratio for the Fund to 1.45%, excluding portfolio transaction costs, interest and extraordinary expenses.

b) Distribution Fees. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Fund pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee payable monthly equal to 0.25% per annum of the Fund's average daily net assets.

c) Trustee Fees. Certain Trustees of the Fund may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Fund. None of the Fund's officers received compensation from the Fund.

d) Fund Accounting and Administration Fees. The Fund has entered into an agreement with the custodian bank to perform accounting and certain administrative services. The custodian bank is compensated for fund accounting based on a percentage of the Fund's net assets, subject to certain minimums plus fixed annual fees for the administrative services.

December 31, 2007                                          BARON PARTNERS FUND
--------------------------------------------------------------------------------

5. LINE OF CREDIT.

The Fund participates in a committed line of credit provided by a syndication of banks (including the custodian bank) in the amount of $550 million to be used for investment purposes. The Fund may borrow up to the lesser of $550 million or the maximum amount the Fund may borrow under the 1940 Act, the limitations included in the Fund's prospectus, or any limit or restriction under any law or regulation to which the Fund is subject or any agreement to which the Fund is a party. Interest is charged to the Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 0.70%. A commitment fee of 0.05% per annum is incurred on the unused portion of the line of credit.

During the year ended December 31, 2007, the Fund had an average daily balance on the line of credit of $307.4 million at a weighted average interest rate of 5.89%. At December 31, 2007, the Fund had an outstanding loan in the amount of $524 million under the line of credit.

6. SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The notional amount reflects the exposure the Fund has in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities. During the year ended December 31, 2007, the Fund did not enter into any swap contracts.

7. SHORT SALES. The Fund may sell securities short. When the Fund sells short, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may incur a dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund is required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The Fund's risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security.

8. RESTRICTED SECURITIES.

At December 31, 2007, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2007, the Fund held investments in restricted and illiquid securities that were valued under approved methods as follows:

----------------------------------------------------------------------------------------------
                                                                     Acquisition
Name of Issuer                                                          Date        Value
----------------------------------------------------------------------------------------------
Private Equity Investments
  Fontainebleau Resorts, LLC                                          06/01/07   $ 15,000,000
  Kerzner Intl. Holdings, Ltd., Cl A (see Note 9)                     09/27/06     50,700,000
  Windy City Investments Holdings LLC (formerly Nuveen Investments,
   Inc., Cl A)                                                        11/30/07     60,149,965
                                                                                 ------------
Total Restricted Securities
 (Cost $92,319,447) (3.72% of Net Assets)                                        $125,849,965
                                                                                 ============

9. COMMITMENTS AND CONTINGENCIES. On September 27, 2006, the Fund, in connection with its investment in Kerzner Intl. Holdings Ltd. ("Kerzner"), agreed to guarantee ("Windstorm Guarantee") its proportionate share (based on the Fund's ownership interests in Kerzner), of certain obligations relating to amounts that may become payable due to wind or storm damage at Kerzner's Bahamian properties to the lenders that financed the Kerzner acquisition. The maximum amount of potential future payments would be $3,334,656. The Windstorm Guarantee will expire June 2009. Accordingly, the Fund has segregated securities valued in excess of the guarantee amount to meet these contingencies.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

10. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred and net investment losses. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended December 31, 2007, the Fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and capital paid-in relate primarily to the tax treatment of net investment losses. Results of operations and net assets were not affected by these reclassifications.

----------------------------------------------------------------------------
                Accumulated
                Net Investment Undistributed Net
                Loss           Realized Gain     Capital Paid-In
----------------------------------------------------------------------------
                 $27,168,098     $(26,069,373)     $(1,098,725)

As of December 31, 2007, the components of net assets on a tax basis were as follows:

               Cost of investments               $3,250,161,779
                                                 ==============
               Gross tax unrealized appreciation    888,385,740
               Gross tax unrealized depreciation   (204,840,491)
                                                 --------------
               Net tax unrealized appreciation      683,545,249
               Other temporary differences              (31,686)
               Undistributed net realized gain       93,716,854
               Capital paid-in                    2,606,843,312
                                                 --------------
               Net Assets                        $3,384,073,729
                                                 ==============

The tax character of distributions paid during the fiscal years ended December 31, 2007 and 2006 were as follows:

----------------------------------------------------------------
                                            2007        2006
----------------------------------------------------------------
                 Ordinary income/1/      $64,674,805 $       --
                 Long-term capital gains  86,731,869  6,212,696

--------------
/1/ For tax purposes, short-term capital gains are considered ordinary income distributions.

December 31, 2007                                          BARON PARTNERS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each year:

--------------------------------------------------------------------------------------------------------------
                                                                       Year Ended December 31,
                                                      ----------------------------------------------------
                                                          2007         2006        2005      2004     2003/1/
--------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                    $  22.34     $  18.43     $  16.85   $12.17   $10.00
                                                      --------     --------     --------   ------   ------

Income from investment operations:
Net investment loss                                      (0.21)/2/    (0.16)/2/    (0.13)   (0.06)   (0.10)
Net realized and unrealized gain on investments           2.74         4.13         2.49     5.17     3.63
                                                      --------     --------     --------   ------   ------
   Total from investment operations                       2.53         3.97         2.36     5.11     3.53
                                                      --------     --------     --------   ------   ------
Less distributions to shareholders from:
Net investment income                                     0.00         0.00         0.00     0.00     0.00
Net realized gain on investments                         (1.11)       (0.06)       (0.78)   (0.43)   (1.36)
                                                      --------     --------     --------   ------   ------
   Total distributions                                   (1.11)       (0.06)       (0.78)   (0.43)   (1.36)
                                                      --------     --------     --------   ------   ------
Net asset value, end of year                          $  23.76     $  22.34     $  18.43   $16.85   $12.17
                                                      ========     ========     ========   ======   ======
   Total return                                          11.34%       21.55%       14.37%   42.35%   35.76%/3/
                                                      --------     --------     --------   ------   ------
Ratios/Supplemental data:
Net assets (in millions), end of year                 $3,384.1     $2,403.1     $1,403.0   $632.7   $164.3
Ratio of total expenses to average net assets             1.88%/5/     1.77%        1.62%    1.46%    1.77%/4/
Less: Ratio of interest expense to average net assets    (0.57)%      (0.45)%      (0.27)%  (0.12)%  (0.37)%/4/
                                                      --------     --------     --------   ------   ------
Ratio of operating expenses to average net assets         1.31%        1.32%        1.35%    1.34%    1.40%/4/
                                                      ========     ========     ========   ======   ======
Ratio of net investment loss to average net assets       (0.86)%      (0.80)%      (0.85)%  (0.83)%  (1.39)%/4/
Portfolio turnover rate                                  32.95%       35.92%       37.62%   57.77%   36.67%/3/

---------------------------
/1/For the period April 30, 2003 (Commencement of Operations) to December 31,
   2003.
/2/Based on average shares outstanding.
/3/Not Annualized.
/4/Annualized.
/5/Benefit of expense reduction rounds to less than 0.01%.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Baron Partners Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of net assets, and the related statements of operations and of changes in net assets and cash flows, and the financial highlights present fairly, in all material respects, the financial position of Baron Partners Fund (the "Fund") at December 31, 2007, the results of its operations, the changes in its net assets and its cash flows, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 26, 2008

December 31, 2007                                          BARON PARTNERS FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of distributions paid by the Fund during fiscal year ended December 31, 2007.

The Fund's distributions to shareholders included:

   . $64,674,806 from ordinary income (including short-term capital gains),

   . $86,731,868 from long-term capital gains, subject to a maximum allowable rate of 15% for individuals pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Of the total ordinary income distributions, 41.40% is qualified dividend income subject to a reduced tax rate.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2007. The information necessary to complete your income tax return for the calendar year ended December 31, 2007 is listed on Form 1099-DIV which was mailed to you in January 2008.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The Board of Trustees oversees the management of the Fund. The following table lists the Trustees and Executive Officers of the Fund, their date of birth, current positions held with the Fund, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each Executive Officer and Trustee is Baron Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees."

-------------------------------------------------------------------------------------
Name, Address &         Position(s) Held       Length of   Principal Occupation(s)
Date of Birth           with the Fund          Time Served During the Past Five Years
-------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

Ronald Baron/1,2/       Chief Executive          5 years   Director, Chairman, CEO and CIO: the Firm* (2003-Present);
767 Fifth Avenue        Officer, Chief                     President: the Firm* (03/06-06/07); President (2004-02/07),
New York, NY 10153      Investment Officer,                Chairman (1999-2004), and Trustee (1987-Present): Baron
DOB: May 23, 1943       Trustee and Portfolio              Investment Funds Trust; President (2004-02/07), Chairman
                        Manager                            (2003-2004), and Trustee (2003-Present): Baron Select Funds;
                                                           Portfolio Manager: Baron USA Partners Fund, Ltd. (2003-
                                                           Present); Portfolio Manager: Baron Managed Funds plc (2005-
                                                           Present); President (2004-02/07), Chairman (1997-2004), and
                                                           Trustee (1997-06/07): Baron Capital Funds Trust.

Linda S. Martinson/1,2/ President, Chief         5 years   President and Chief Operating Officer: the Firm* (06/07-
767 Fifth Avenue        Operating Officer,                 Present); General Counsel and Vice President: the Firm*
New York, NY 10153      Secretary, and Trustee             (2003-2007); Director and Secretary: the Firm* (2003-
DOB: February 23, 1955                                     Present); Trustee (1987-Present): Baron Investment Funds
                                                           Trust; President (02/07-Present), and Trustee (2003-Present):
                                                           Baron Select Funds; Director: Baron USA Partners Fund, Ltd.
                                                           (2006-Present); Director (2005-Present): Baron Managed
                                                           Funds plc; President (02/07-06/07), and Trustee (1998-06/07):
                                                           Baron Capital Funds Trust.

--------------------------------------------
                        Other Trustee/
Name, Address &         Directorships
Date of Birth           Held by the Trustee
--------------------------------------------
INTERESTED TRUSTEES:

Ronald Baron/1,2/              None.
767 Fifth Avenue
New York, NY 10153
DOB: May 23, 1943






Linda S. Martinson/1,2/        None.
767 Fifth Avenue
New York, NY 10153
DOB: February 23, 1955




---------------------------
* The Firm (Baron Capital Group, Inc. with its subsidiaries Baron Capital, Inc., Baron Capital Management, Inc. and BAMCO, Inc.).

BARON PARTNERS FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Name, Address &             Position(s) Held     Length of      Principal Occupation(s)
Date of Birth               with the Fund        Time Served    During the Past Five Years
------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES:

Norman S. Edelcup/3,4,5/    Trustee              5 years        Director: Marquis Bank (2007-Present); Director: CompX
City of Sunny Isles Beach                                       International, Inc. (diversified manufacturer of engineered
18070 Collins Avenue                                            components) (2006-Present); Mayor: (2003-Present),
Sunny Isles Beach, FL 33160                                     Commissioner: (2001-2003), Sunny Isles Beach, Florida;
DOB: May 8, 1935                                                Director: (2001-2006), Senior Vice President: (2001-2004),
                                                                Florida Savings Bank; Director: Valhi, Inc. (diversified
                                                                company) (1975-Present); Trustee: Baron Investment
                                                                Funds Trust (1987-Present); Baron Select Funds (2003-
                                                                Present), Baron Capital Funds Trust (1997-06/07).




David I. Fuente/4,5/        Trustee              4 years        Director: (1987-Present), Office Depot; Director: Ryder
701 Tern Point Circle                                           Systems, Inc. (1998-Present); Director: Dick's Sporting
Boca Raton, FL 33431                                            Goods, Inc. (1993-Present); Trustee: Baron Investment
DOB: September 10, 1945                                         Funds Trust, Baron Select Funds (2004-Present), Baron
                                                                Capital Funds Trust (2004-06/07).



Charles N. Mathewson/4,5/   Chairman and Trustee 5 years;       Chairman Emeritus: (October 2003-Present), Chairman:
9295 Prototype Drive                             Elected as     (1986-2003), International Game Technology, Inc.
Reno, NV 89521                                   Chairman 08/04 (manufacturer of microprocessor-controlled gaming
DOB: June 12, 1928                                              machines and monitoring systems); Chairman: Baron
                                                                Investment Funds Trust, Baron Select Funds (2004-
                                                                Present); Baron Capital Funds Trust (2004-06/07); Trustee:
                                                                Baron Investment Funds Trust (1987-Present), Baron Select
                                                                Funds (2003-Present), Baron Capital Funds Trust (1997-
                                                                06/07).

Harold W. Milner/4,5/       Trustee              5 years        Retired; Trustee: Baron Investment Funds Trust (1987-
2293 Morningstar Drive                                          Present), Baron Select Funds (2003-Present), Baron Capital
Park City, UT 84060                                             Funds Trust (1997-06/07).
DOB: November 11, 1934

Raymond Noveck/3,4,5/       Trustee              5 years        Private Investor (1999-Present); Trustee: Baron Investment
31 Karen Road                                                   Funds Trust (1987-Present), Baron Select Funds (2003-
Waban, MA 02168                                                 Present), Baron Capital Funds Trust (1997-06/07).
DOB: May 4, 1943

David A. Silverman, MD/4,5/ Trustee              5 years        Physician and Faculty: New York University School of
146 Central Park West                                           Medicine (1976-Present); Trustee: Baron Investment Funds
New York, NY 10024                                              Trust (1987-Present), Baron Select Funds (2003-Present),
DOB: March 14, 1950                                             Baron Capital Funds Trust (1997-06/07).

-----------------------------------------------
                            Other Trustee/
Name, Address &             Directorships
Date of Birth               Held by the Trustee
-----------------------------------------------

DISINTERESTED TRUSTEES:

Norman S. Edelcup/3,4,5/    Director: Marquis Bank
City of Sunny Isles Beach   (2007-Present);
18070 Collins Avenue        Director: CompX
Sunny Isles Beach, FL 33160 International, Inc.
DOB: May 8, 1935            (diversified
                            manufacturer of
                            engineered
                            components) (2006-
                            Present) ; Director:
                            Valhi, Inc., (diversified
                            company) (1975-
                            Present).

David I. Fuente/4,5/        Director: Office Depot
701 Tern Point Circle       (1987-Present);
Boca Raton, FL 33431        Director: Ryder
DOB: September 10, 1945     Systems, Inc. (1998-
                            Present); Director:
                            Dick's Sporting Goods,
                            Inc. (1993-Present).

Charles N. Mathewson/4,5/   None.
9295 Prototype Drive
Reno, NV 89521
DOB: June 12, 1928

Harold W. Milner/4,5/       None.
2293 Morningstar Drive
Park City, UT 84060
DOB: November 11, 1934

Raymond Noveck/3,4,5/       None.
31 Karen Road
Waban, MA 02168
DOB: May 4, 1943

David A. Silverman, MD/4,5/ Director: New York
146 Central Park West       Blood Center (1999-
New York, NY 10024          Present).
DOB: March 14, 1950

December 31, 2007                                          BARON PARTNERS FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                             Other Trustee/
Name, Address &        Position(s) Held      Length of   Principal Occupation(s) During the  Directorships
Date of Birth          with the Fund         Time Served Past Five Years                     Held by the Trustee
----------------------------------------------------------------------------------------------------------------

Alex Yemenidjian/4,5/  Trustee                 2 years   Chairman and CEO: Armenco           Director: Guess?, Inc.
1925 Century Park East                                   Holdings, LLC (investment company)  (2005-Present);
Suite 1975                                               (2005-Present); Director: Guess?,   Director: Regal
Los Angeles, CA 90067                                    Inc. (retail) (2005-Present);       Entertainment Group
DOB: December 27, 1955                                   Director: Regal Entertainment       (2005-Present);
                                                         Group (entertainment company)       Director: USC Marshall
                                                         (2005-Present); Director: USC       School of Business
                                                         Marshall School of Business Board   Board of Leaders
                                                         of Leaders (2005-Present);          (2005-Present); Co-
                                                         Co-chair: Imagine the Arts          chair: Imagine the Arts
                                                         Campaign, California State          Campaign, California
                                                         University-Northridge               State University-
                                                         (2005-Present); Trustee: American   Northridge (2005-
                                                         Film Institute (2000-2007);         Present); Trustee:
                                                         Chairman and CEO:                   American Film Institute
                                                         Metro-Goldwyn-Mayer, Inc.           (2000-Present);
                                                         (1999-2005); Director: The Lincy    Director: The Lincy
                                                         Foundation (1989-Present);          Foundation (1989-
                                                         Director: The United Armenian Fund  Present); Director: The
                                                         (1989-Present); Director and        United Armenian Fund
                                                         member of Executive Committee: MGM  (1989-Present);
                                                         MIRAGE, Inc. (1989-2005); Trustee:  Director and member
                                                         Baron Investment Funds Trust        of Executive
                                                         (2006-Present), Baron Select Funds  Committee: MGM
                                                         (12/06-Present), Baron Capital      MIRAGE, Inc. (1989-
                                                         Funds Trust (12/06-06/07).          2005).

ADDITIONAL OFFICERS OF THE FUND:

Clifford Greenberg     Senior Vice President   5 years   Director and Senior Vice            None.
767 Fifth Avenue                                         President: the Firm*
New York, NY 10153                                       (2003-Present); Vice President:
DOB: April 30, 1959                                      Baron Capital, Inc. (1997-2003);
                                                         Portfolio Manager: Baron Small Cap
                                                         Fund (1997-Present).

Gretta J. Heaney       Vice President and      5 years   Vice President and Chief            None.
767 Fifth Avenue       Chief Compliance                  Compliance Officer: the Firm*
New York, NY 10153     Officer                           (2003-Present), Baron Investment
DOB: July 10, 1960                                       Funds Trust, Baron Select Funds
                                                         (2004-Present), Baron USA Partners
                                                         Fund, Ltd. (2006-Present), Baron
                                                         Managed Funds plc (2005-Present),
                                                         Baron Capital Funds Trust
                                                         (2004-06/07).

---------------------------
* The Firm (Baron Capital Group, Inc. with its subsidiaries Baron Capital, Inc., Baron Capital Management, Inc. and BAMCO, Inc.).

BARON PARTNERS FUND
--------------------------------------------------------------------------------

Name, Address &       Position(s) Held    Length of         Principal Occupation(s)
Date of Birth         with the Fund       Time Served       During the Past Five Years
-------------------------------------------------------------------------------------

Patrick M. Patalino   Vice President and  (less than)1 year Vice President and Chief Legal Officer: the Firm*, Baron
767 Fifth Avenue      Chief Legal Officer                   Investment Funds Trust, Baron Select Funds, Baron
New York, NY 10153                                          Managed Funds plc, Baron USA Partners Fund, Ltd. (08/07-
DOB: May 3, 1968                                            Present); Managing Director and Chief Operating Officer:
                                                            Legal and Compliance Division, Morgan Stanley (01/06-
                                                            06/07); Director of Regulatory Matters: Credit Suisse
                                                            Securities (USA) (04/04-01/06); Counsel to Vice Chairman:
                                                            Credit Suisse Securities (USA) (09/02-04/04).

Andrew Peck           Vice President      5 years           Portfolio Manager: Baron Asset Fund (01/08-Present); Vice
767 Fifth Avenue                                            President: BAMCO, Inc. (2003-Present); Vice President:
New York, NY 10153                                          Baron Investment Funds Trust (2003-Present); Vice
DOB: March 25, 1969                                         President, Research Analyst: Baron Capital, Inc. (1998-
                                                            Present); Co-Portfolio Manager (mid cap accounts): Baron
                                                            Capital Management, Inc. (04/06-Present); Co-Portfolio
                                                            Manager: Baron Asset Fund (2003-01/08).

Susan Robbins         Vice President      5 years           Director, Vice President and Senior Analyst: the Firm*
767 Fifth Avenue                                            (2003-Present); Vice President: Baron Investment Funds
New York, NY 10153                                          Trust (1994-Present), Baron Select Funds (2003-Present),
DOB: October 19, 1954                                       Baron Capital Funds Trust (1998-06/07).

Peggy C. Wong         Treasurer and Chief 5 years           Chief Financial Officer and Treasurer: the Firm* (2003-
767 Fifth Avenue      Financial Officer                     Present), Baron Investment Funds Trust (1987-Present),
New York, NY 10153                                          Baron Select Funds (2003-Present), Baron USA Partners
DOB: April 30, 1961                                         Fund, Ltd. (1993-Present), Baron Managed Funds plc.
                                                            (2005-Present), Baron Capital Funds Trust (1998-06/07).

-----------------------------------------
                      Other Trustee/
Name, Address &       Directorships
Date of Birth         Held by the Trustee
-----------------------------------------

Patrick M. Patalino          None.
767 Fifth Avenue
New York, NY 10153
DOB: May 3, 1968





Andrew Peck                  None.
767 Fifth Avenue
New York, NY 10153
DOB: March 25, 1969




Susan Robbins                None.
767 Fifth Avenue
New York, NY 10153
DOB: October 19, 1954

Peggy C. Wong                None.
767 Fifth Avenue
New York, NY 10153
DOB: April 30, 1961

---------------------------
* The Firm (Baron Capital Group, Inc. with its subsidiaries Baron Capital, Inc., Baron Capital Management, Inc. and BAMCO, Inc.).
/1/ Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Fund's Adviser and Distributor.
/2/ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
/3/ Members of the Audit Committee.
/4/ Members of the Nominating Committee.
/5/ Members of the "Disinterested" Committee.

                                   [Registered
                                  Castle Logo]
                                      BARON
                                    FUNDS(R)

                         767 Fifth Avenue, 49/th/ Fl.
                              New York, NY 10153
                                1.800.99.BARON
                                 212-583-2000
                              www.BaronFunds.com

[Registered
 Castle Logo]
 BARON
 FUNDS(R)

                                                                          DEC07

Item 2. Code of Ethics.

          Filed herewith pursuant to Item 10(a) (1) of Item 2 to Form N-CSR. The Fund will provide a copy of the Code of Ethics to any person without charge, upon written request to info@baronfunds.com or by calling 1-800-992-2766.

Item 3. Audit Committee Financial Expert.

          The Board of Trustees of the Fund has determined that Norman S. Edelcup, and Raymond Noveck, both members of the Audit Committee, possess the technical attributes identified in Instruction 2(b) of
          Item 3 to Form N-CSR to qualify as "Audit Committee Financial Expert" and has designated both Mr. Edelcup and Raymond Noveck as the Audit Committee's Financial Experts. Both Mr. Noveck and Mr. Edelcup are "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

          The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the fiscal year January 1, 2006 to December 31, 2006 (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees"), (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").

For the Fiscal Year Ended December 31, 2007:

                                  Audit Fees                    Tax Fees
                                  -----------                   ---------
Baron Partners Fund               $31,500                       $12,150

          Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

          The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph
          (a)(2) of Item 3 to Form N-CSR.

Item 6.  Schedule of Investments.

          Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

          NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

          NOT APPLICABLE.

Item 11. Controls and Procedures.

          (a)  The  Registrant's   principal  executive  officer  and  principal
          financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     a).    Ex-99.COE
            Current copy of the Funds Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON SELECT FUNDS



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: March 10, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: March 10, 2008



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: March 10, 2008


A signed original of this written statement has been provided to Baron Select Funds and will be retained by Baron Select Funds and furnished to the Securities and Exchange Commission or its staff upon request.